Financial Instruments (Details 5) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	$ 895	$ 25
Interest rate risk [member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(163,137)	(68,540)
Interest rate risk [member] | Euribor Interest Rate [Member]
Disclosure of detailed information about financial instruments [line items]
Credit from banking corporations	(1,115)	(67,281)
Loan from banking corporation	$ (43,649)	$ (1,259)